UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices) (Zip code)

James  Ash

            Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      4/30

Date of reporting period:  1/31/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

EAS Genesis Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2012
Shares		Value

	OPEN-ENDED MUTUAL FUNDS - 46.8%
	CURRENCY FUND - 13.9%
373,409	Merk Hard Currency Fund	$ 4,548,125

	EQUITY FUND - 22.1%
372,833	Yacktman Focused Fund	7,195,668

	MERGER & ARBITRAGE FUND - 10.8%
225,240	Merger Fund	3,513,743

	TOTAL OPEN-ENDED MUTUAL FUNDS ( Cost - $15,262,705)	15,257,536

	EXCHANGE TRADED FUNDS - 51.6%
	COMMODITY FUND - 1.1%
21,623	iShares Gold Trust *	367,158

	DEBT FUNDS - 10.8%
14,500	iShares Barclays 20+ Year Treasury Bond Fund	1,752,325
19,600	iShares iBoxx $ High Yield Corporate Bond Fund	1,778,504
		3,530,829
	EQUITY FUNDS - 19.4%
58,800	iShares Dow Jones Select Dividend Index Fund	3,162,264
42,350	Vanguard Small-Cap ETF	3,155,499
		6,317,763
	INTERNET FUND - 9.6%
92,500	First Trust Dow Jones Internet Index Fund	3,119,100

	REAL ESTATE FUND - 10.7 % EQUITY FUND - 39.7%
56,850	Vanguard REIT ETF	3,506,508

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $16,357,547)	16,841,358

	TOTAL INVESTMENTS - 98.4% ( Cost - $31,620,252) (a)	$ 32,098,894
	OTHER ASSETS LESS LIABILITIES - 1.6%	521,754
	NET ASSETS - 100.0%	$ 32,620,648

	* Non-income producing security.
	(a) Represents cost for financial reporting purposes. The cost for federal income tax purposes is substantially
	the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 594,734
	Unrealized depreciation:	(116,091)
	Net unrealized appreciation:	$ 478,642

EAS Global Cycle Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2012
Shares		Value

	EXCHANGE TRADED FUNDS - 87.5%
	BIOTECHNOLOGY FUND - 11.4%
5,830	iShares Nasdaq Biotechnology Index Fund	$ 676,280

	COMMODITY FUND - 4.7%
16,427	iShares Gold Trust *	278,931

	EMERGING MARKET FUND - 11.1%
21,300	SPDR Barclays Capital Emerging Markets Local Bond ETF	659,022

	ENERGY FUNDS - 23.2%
40,700	Alerian MLP ETF	684,981
17,500	iShares S&P Global Energy Sector Index Fund	688,800
		1,373,781

	INTERNATIONAL FUND - 10.6%
12,899	ProShares Short MSCI EAFE *	628,310

	INTERNATIONAL REAL ESTATE FUND - 11.7%
18,527	SPDR Dow Jones Global Real Estate ETF	691,798

	PRECIOUS METALS FUND - 3.5%
3,700	Market Vectors Gold Miners ETF	208,902

	SPECIALTY/SECTOR FUND - 11.3%
19,674	iShares S&P Global Infrastructure Index Fund	671,474

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $5,017,885)	5,188,498

	SHORT-TERM INVESTMENTS - 12.6%
	MONEY MARKET FUND - 12.6%
748,305	Goldman Sachs Financial Square Funds - Treasury Instruments Fund	748,305
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $748,305)

	TOTAL INVESTMENTS - 100.1% ( Cost - $5,766,190) (a)	$ 5,936,803
	OTHER LIABILITIES LESS ASSETS - (0.1%)	(7,545)
	NET ASSETS - 100.0%	$ 5,929,258

*	Non-income producing security.
(a)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is substantially
	the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 210,600
	Unrealized depreciation	(39,987)
	Net unrealized appreciation	$ 170,613

EAS Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.  Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last reported bid price on the valuation date.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

EAS Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2012 for the Fund’s assets and liabilities measured at fair value:

EAS Genesis
Assets	Level 1	Level 2	Level 3	Total
Open Ended Mutual Funds	$ 15,257,536	$ -	$ -	$ 15,257,536
Exchange Traded Funds	$ 16,841,358	$ -	$ -	$ 16,841,358
Total	$ 32,098,894	$ -	$ -	$ 32,098,894

EAS Global Cycle
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 5,188,498	$ -	$ -	$ 5,188,498
Money Market	$ 748,305	$ -	$ -	$ 748,305
Total	$ 5,936,803	$ -	$ -	$ 5,936,803
The Fund did not hold any Level 3 securities during the period.
There were no significant transfers into and out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/30/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/30/2012

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/30/2012